Deposits from banks	6 Months Ended
Jun. 30, 2021
Deposits from banks [Abstract]
Deposits from banks
7

Deposits from banks
Deposits from banks includes non-subordinated debt from banks, except for amounts in the form of debt securities.
Deposits from banks by type
in EUR million
30
June
2021
31
December
2020
Non-interest bearing 784 792
Interest bearing 88,350 77,306
89,134 78,098
Deposits from banks includes ING’s participation in the Targeted Longer-Term

Refinancing Operations of EUR
65.5

billion (31 December 2020: EUR
59.5

billion). ING participated in a new series of Targeted Longer-Term
Refinancing Operations (TLTRO III) for EUR 6.0

billion in March 2021.

The TLTRO III funding is granted for a period of three years with an early repayment option after
one year

with
the earliest date of September 2021. The three new participation windows introduced by the ECB press release
in December 2020, can be repaid quarterly from June 2022. Interest under TLTRO III will be settled on maturity of each TLTRO III operation or on early repayment. The interest rate on TLTRO

III depends on the lending
volumes granted to corporates (excluding financial institutions) and households (excluding mortgages).
Under the conditions of the program, interest rates can be as favorable as 50 basis points below the average
interest rate on the Deposit Facility rate, but in any case not lower than -1%. Such a rate would apply to all
TLTRO III operations outstanding over the discrete periods between 24 June 2020 and 23 June 2021 (special interest period 1), and between 24 June 2021 and 23 June 2022 (special interest period 2), for banks that show
growth in lending volumes equal to or above 0% between 1 March 2020 and

31 March 2021 (observation
period 1) and 1 October 2020 and 31 December

2021 (observation period 2), respectively. In case lending
growth targets are not met, the interest rate during the special interest periods can in a worst case scenario be at 50

basis points below the average Main Refinancing Operations rate over the same period. In the period preceding and following the special interest periods the interest will be in a corridor between the Deposit
Facility and Main Refinancing Operations rates, depending on to what extent ING meets the lending growth conditions of the TLTRO III program. Special interest period 2 was announced by the ECB in its press release in
December 2020 and confirmed in February 2021. For details on the accounting policy of the TLTRO III
programme refer to Note 1 ‘Basis of preparation and accounting policies’ of the 2020 Annual Report and for the amount of interest income recognised in the reporting period, refer to Note 12 ‘Net interest income’.